UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

EuroPacific Growth Fund®
Investment portfolio

June 30, 2010
unaudited
Common stocks — 89.92%	Shares	Value (000)

FINANCIALS — 18.33%
Banco Santander, SA1	97,355,254	$1,023,007
Prudential PLC1	125,752,280	942,527
UBS AG1,2	69,514,976	921,460
Housing Development Finance Corp. Ltd.1	13,139,346	825,351
Industrial and Commercial Bank of China Ltd., Class H1	1,112,354,000	807,691
Barclays PLC1	172,969,707	685,742
Barclays PLC1,3	6,192,900	24,552
Société Générale1	13,111,355	533,353
Banco Bradesco SA, preferred nominative	32,305,105	503,100
Deutsche Bank AG1	8,543,504	483,034
Itaú Unibanco Holding SA, preferred nominative	15,159,630	272,957
Itaú Unibanco Holding SA, preferred nominative (ADR)	11,638,203	209,604
Fairfax Financial Holdings Ltd.	774,114	286,972
Fairfax Financial Holdings Ltd. (CAD denominated)	500,000	183,120
Bank of China Ltd., Class H1	916,906,000	462,570
AXA SA1	25,623,795	388,607
Credit Suisse Group AG1	10,155,871	381,696
Erste Bank der oesterreichischen Sparkassen AG1	11,943,297	379,956
China Life Insurance Co. Ltd., Class H1	79,530,000	349,384
BNP Paribas SA1	6,248,091	333,613
UniCredit SpA1	149,449,949	331,735
Woori Finance Holdings Co., Ltd.1	27,818,980	327,662
Nomura Holdings, Inc.1	58,140,000	318,284
Sun Hung Kai Properties Ltd.1	23,161,000	314,904
Türkiye Garanti Bankasi AS1	75,820,000	314,126
Bank of Nova Scotia	6,420,000	295,807
PT Bank Central Asia Tbk1	450,000,000	290,887
HSBC Holdings PLC (Hong Kong)1	25,858,493	236,887
HSBC Holdings PLC (United Kingdom)1	5,670,000	51,728
HDFC Bank Ltd.1	6,786,258	279,271
DLF Ltd.1	43,139,235	264,757
Sampo Oyj, Class A1	12,442,515	260,336
State Bank of India1	4,906,336	241,671
Sberbank (Savings Bank of the Russian Federation) (GDR)1	825,935	207,489
DnB NOR ASA1	21,556,767	207,427
China Construction Bank Corp., Class H1	238,800,000	192,174
Australia and New Zealand Banking Group Ltd.1	10,577,600	189,890
Hana Financial Holdings1	7,157,370	189,569
Ping An Insurance (Group) Co. of China, Ltd., Class H1	22,295,000	184,243
Sino Land Co. Ltd.1	97,670,000	173,472
Lloyds Banking Group PLC1,2	214,929,895	170,531
Ayala Land, Inc.1	601,283,600	169,923
Toronto-Dominion Bank	2,470,000	160,049
Royal Bank of Scotland Group PLC1,2	221,256,875	133,260
PartnerRe Holdings Ltd.	1,395,000	97,845
Banco do Brasil SA, ordinary nominative	6,283,800	85,815
Daito Trust Construction Co., Ltd.1	1,315,000	74,339
Topdanmark A/S1,2	673,550	73,661
Shinhan Financial Group Co., Ltd.1	1,708,620	62,926
Allianz SE1	626,500	62,209
Macquarie Group Ltd.1	1,996,000	61,425
Standard Chartered PLC1	2,156,086	52,341
Skandinaviska Enskilda Banken AB, Class A1	7,259,722	38,507
Svenska Handelsbanken AB, Class A1	1,500,000	36,739
QBE Insurance Group Ltd.1	2,175,000	33,100
Singapore Exchange Ltd.1	6,000,000	31,395
Sumitomo Mitsui Financial Group, Inc.1	1,020,000	28,795
Swire Pacific Ltd., Class A1	2,189,000	24,803
Kerry Properties Ltd.1	4,420,730	18,974
National Bank of Greece SA1,2	669,056	7,290
		16,294,542

HEALTH CARE — 10.40%
Novartis AG1	36,991,325	1,794,687
Novo Nordisk A/S, Class B1	22,139,400	1,785,890
Bayer AG1	29,735,750	1,659,108
Roche Holding AG1	9,602,927	1,318,709
Teva Pharmaceutical Industries Ltd. (ADR)	13,821,100	718,559
CSL Ltd.1	17,425,000	475,236
Smith & Nephew PLC1	39,825,000	374,957
UCB SA1,4	11,918,602	373,400
Merck KGaA1	2,913,558	212,259
Richter Gedeon Nyrt1	849,000	150,137
Essilor International1	1,882,000	112,055
Terumo Corp.1	2,175,000	104,085
Shionogi & Co., Ltd.1	4,750,000	98,270
Lonza Group Ltd.1	1,047,012	69,699
		9,247,051

CONSUMER STAPLES — 10.27%
Anheuser-Busch InBev NV1	39,103,464	1,878,296
Anheuser-Busch InBev NV, VVPR STRIPS1,2	10,093,238	38
Nestlé SA1	23,552,000	1,136,383
Tesco PLC1	127,197,773	716,184
British American Tobacco PLC1	22,039,999	697,892
Danone SA1	12,511,168	668,121
Pernod Ricard SA1	8,470,652	655,263
L’Oréal SA1	3,977,600	388,674
Unilever NV, depository receipts1	11,221,000	305,944
Koninklijke Ahold NV1	24,513,000	303,575
METRO AG1	5,793,269	294,528
Wal-Mart de México, SAB de CV, Series V	129,671,436	287,155
SABMiller PLC1	9,363,000	259,962
Beiersdorf AG1	3,887,000	213,673
Wilmar International Ltd.1	44,101,000	180,463
Shoprite Holdings Ltd.1	15,400,000	165,377
Asahi Breweries, Ltd.1	9,386,700	158,670
Coca-Cola Amatil Ltd.1	13,964,067	139,851
Woolworths Ltd.1	6,090,626	138,072
Associated British Foods PLC1	8,775,000	126,126
Coca-Cola Hellenic Bottling Co. SA1	5,637,971	120,292
Diageo PLC1	5,500,000	86,180
Unilever PLC1	2,526,750	67,341
Foster’s Group Ltd.1	11,028,000	52,171
Wesfarmers Ltd.1	1,872,650	44,835
Japan Tobacco Inc.1	8,597	26,727
Shoppers Drug Mart Corp.	488,400	15,103
		9,126,896

CONSUMER DISCRETIONARY — 9.22%
Daimler AG1,2	23,820,800	1,206,218
Daimler AG (New York registered)2	250,000	12,638
Honda Motor Co., Ltd.1	29,549,250	858,155
British Sky Broadcasting Group PLC1	53,512,805	558,146
Industria de Diseño Textil, SA1	7,729,674	438,391
Toyota Motor Corp.1	11,713,300	402,813
adidas AG1	5,658,000	273,100
H & M Hennes & Mauritz AB, Class B1	9,608,000	264,196
Cie. Générale des Établissements Michelin, Class B1	3,506,615	244,436
Peugeot SA1,2	9,361,900	236,643
Yamada Denki Co., Ltd.1	3,442,150	224,705
Naspers Ltd., Class N1	6,375,000	214,263
Hyundai Motor Co.1	1,818,390	213,010
Renault SA1,2	5,682,046	209,114
Swatch Group Ltd, non-registered shares1	588,900	164,811
Swatch Group Ltd1	646,484	33,060
OPAP SA1	15,901,490	197,789
Nissan Motor Co., Ltd.1,2	27,484,800	190,531
Hyundai Mobis Co., Ltd.1	1,122,464	187,986
Sony Corp.1	6,855,000	182,468
Fiat SpA1	17,054,900	175,525
LG Electronics Inc.1	2,204,000	168,306
Hero Honda Motors Ltd.1	3,340,000	146,459
Nikon Corp.1	8,220,000	141,686
Li & Fung Ltd.1	28,135,000	125,947
Carnival PLC1	3,900,000	125,003
LVMH Moët Hennessey-Louis Vuitton SA1	980,000	106,749
Porsche Automobil Holding SE, nonvoting preferred1	2,310,403	98,561
WPP PLC1	9,972,000	93,774
Dongfeng Motor Group Co., Ltd., Class H1	74,758,000	85,066
JCDecaux SA1,2	3,528,700	81,738
Crown Ltd.1	12,550,000	81,342
Suzuki Motor Corp.1	3,946,333	77,477
Mediaset SpA1	12,444,198	70,854
Marks and Spencer Group PLC1	13,900,000	68,507
Techtronic Industries Co. Ltd.1,4	86,710,000	67,731
Esprit Holdings Ltd.1	12,424,422	67,003
Belle International Holdings Ltd.1	26,700,000	37,855
Kingfisher PLC1	9,259,650	28,736
Carphone Warehouse Group PLC1,2	6,115,000	17,049
DSG international PLC1,2	43,448,571	15,870
		8,193,711

INFORMATION TECHNOLOGY — 8.90%
SAP AG1	21,850,795	970,564
SAP AG (ADR)	4,117,500	182,405
Samsung Electronics Co. Ltd.1	1,643,159	1,031,720
Samsung Electronics Co. Ltd., nonvoting preferred1	48,800	20,806
Canon, Inc.1	20,801,700	775,552
Taiwan Semiconductor Manufacturing Co. Ltd.1	286,860,170	536,400
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	56,830
HOYA CORP.1	21,559,700	457,797
MediaTek Inc.1	31,722,986	442,441
Nintendo Co., Ltd.1	1,262,000	367,616
Telefonaktiebolaget LM Ericsson, Class B1	31,115,188	346,430
Murata Manufacturing Co., Ltd.1	6,381,900	303,957
HTC Corp.1	21,622,010	286,863
Nippon Electric Glass Co., Ltd.1	20,400,000	232,156
Hirose Electric Co., Ltd.1,4	2,402,500	219,354
Advanced Semiconductor Engineering, Inc.1	273,700,000	216,310
Nokia Corp.1	17,795,000	145,301
LG Display Co., Ltd.1	4,285,000	142,285
Acer Inc.1	60,547,830	140,416
Tokyo Electron Ltd.1	2,350,000	126,908
Delta Electronics, Inc.1	36,386,563	116,478
Rohm Co., Ltd.1	1,745,000	104,221
Autonomy Corp. PLC1,2	3,825,000	103,230
Hon Hai Precision Industry Co., Ltd.1,2	27,500,000	96,583
Redecard SA, ordinary nominative	6,510,000	91,969
Arm Holdings PLC1	22,200,000	91,850
ASML Holding NV1	2,699,126	74,122
Cielo SA, ordinary nominative	8,634,100	72,708
Ibiden Co., Ltd.1	2,695,200	72,661
Konica Minolta Holdings, Inc.1	5,191,000	49,954
Keyence Corp.1	145,000	33,356
		7,909,243

TELECOMMUNICATION SERVICES — 8.33%
América Móvil, SAB de CV, Series L (ADR)	50,366,501	2,392,409
América Móvil, SAB de CV, Series L	74,020,000	176,221
SOFTBANK CORP.1	40,661,000	1,074,734
Telefónica, SA1	46,744,100	863,200
MTN Group Ltd.1	33,224,200	435,553
Koninklijke KPN NV1	33,610,748	429,171
China Telecom Corp. Ltd., Class H1	577,442,000	275,686
OJSC Mobile TeleSystems (ADR)	13,287,000	254,579
Vodafone Group PLC1	94,944,919	196,747
Telekom Austria AG, non-registered shares1	16,601,203	184,535
Portugal Telecom, SGPS, SA1	15,795,000	156,566
Philippine Long Distance Telephone Co.1	2,822,450	144,769
Teléfonos de México, SAB de CV, Class L (ADR)	9,701,700	136,891
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	157,269,200	132,573
Bharti Airtel Ltd.1	22,385,328	125,534
Singapore Telecommunications Ltd.1	49,795,824	107,562
Millicom International Cellular SA	940,000	76,206
KDDI Corp.1	13,400	63,651
Orascom Telecom Holding SAE (GDR)1	12,693,555	54,822
Iliad SA1	657,500	50,999
Telekomunikacja Polska SA1	10,001,227	42,003
China Mobile Ltd.1	3,000,000	29,899
		7,404,310

ENERGY — 7.03%
OAO Gazprom (ADR)1	37,644,000	708,025
Reliance Industries Ltd.1	29,630,000	690,398
Royal Dutch Shell PLC, Class B1	13,930,000	337,264
Royal Dutch Shell PLC, Class A1	3,195,000	81,070
Royal Dutch Shell PLC, Class B (ADR)	1,292,999	62,426
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	50,220
BP PLC1	100,065,000	480,584
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	12,140,340	416,656
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	1,775,860	52,921
Canadian Natural Resources, Ltd.	14,062,600	466,706
China National Offshore Oil Corp.1	215,288,100	367,005
Suncor Energy Inc. (CAD denominated)	7,434,000	218,785
Suncor Energy Inc.	1,695,000	49,901
Saipem SpA, Class S1	7,966,566	242,111
Eni SpA1	12,857,000	236,018
TOTAL SA1	4,968,000	221,098
TransCanada Corp.	6,352,917	212,510
Essar Energy PLC1,2	23,062,500	163,743
Cenovus Energy Inc.	5,450,000	140,275
Nexen Inc.	6,183,423	121,630
JSC KazMunaiGas Exploration Production (GDR)1	6,209,753	114,557
Cameco Corp.	4,882,000	103,889
SeaDrill Ltd.1	5,500,446	98,871
Statoil ASA1	4,828,320	93,123
Oil Search Ltd.1	19,000,000	87,524
Cairn India Ltd.1,2	12,812,190	82,913
Woodside Petroleum Ltd.1	2,107,964	73,524
OAO LUKOIL (ADR)1	1,189,000	61,156
Acergy SA1	3,910,000	58,003
Sasol Ltd.1	1,517,000	53,849
OGX Petróleo e Gás Participações SA, ordinary nominative2	4,210,000	38,998
Tenaris SA (ADR)	1,040,000	35,994
BG Group PLC1	2,185,000	32,345
		6,254,092

MATERIALS — 7.02%
Holcim Ltd1	7,314,544	489,614
ArcelorMittal1	18,308,136	486,925
Syngenta AG1	1,974,315	455,908
Impala Platinum Holdings Ltd.1	19,110,488	443,021
Shin-Etsu Chemical Co., Ltd.1	8,876,000	412,932
POSCO1	957,890	363,556
Linde AG1	3,021,000	317,213
Xstrata PLC1	23,718,173	310,740
BHP Billiton PLC1	10,790,000	279,211
Potash Corp. of Saskatchewan Inc.	2,954,000	254,753
Barrick Gold Corp.	5,574,000	253,115
CRH PLC1	11,050,595	231,298
BASF SE1	3,610,000	196,949
JFE Holdings, Inc.1	6,330,000	195,419
Vale SA, ordinary nominative (ADR)	8,000,000	194,800
Akzo Nobel NV1	3,607,000	186,583
Orica Ltd.1	6,198,775	130,501
L’Air Liquide SA, non-registered shares1	1,265,066	127,066
PT Semen Gresik (Persero) Tbk1	129,396,000	123,748
UltraTech Cement Ltd.1	5,463,032	102,986
Nitto Denko Corp.1	2,971,400	96,947
K+S AG1	1,838,000	84,550
Newcrest Mining Ltd.1	2,580,000	75,879
Rio Tinto PLC1	1,500,000	65,640
First Quantum Minerals Ltd.	1,241,200	62,436
Koninklijke DSM NV1	1,515,979	60,229
Titan Cement Co. SA1	2,757,472	51,683
Israel Chemicals Ltd.1	4,900,000	51,099
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)2	4,908,307	47,463
Anglo American PLC1,2	1,115,000	38,721
Givaudan SA1	45,332	38,317
Rhodia SA1	506,735	8,339
		6,237,641

INDUSTRIALS — 6.10%
Siemens AG1	7,012,900	627,563
Ryanair Holdings PLC (ADR)2	19,373,900	524,839
Schneider Electric SA1	4,333,857	438,651
Capita Group PLC1,4	31,129,005	341,534
FANUC LTD1	2,581,000	289,563
BAE Systems PLC1	47,590,000	221,089
G4S PLC1	52,637,466	208,572
Asahi Glass Co., Ltd.1	21,615,000	201,677
AB Volvo, Class B1,2	18,000,000	197,942
Legrand SA1	6,482,000	190,965
Geberit AG1	1,187,000	184,072
Air France1,2,4	15,010,900	176,580
Komatsu Ltd.1	9,050,000	163,534
ABB Ltd1,2	9,150,000	159,000
Orkla AS1	22,387,497	143,306
Wolseley PLC1,2	6,057,291	118,423
Vallourec SA1	649,000	110,811
British Airways PLC1,2	37,588,000	109,082
Alstom SA1	2,328,000	104,980
Beijing Enterprises Holdings Ltd.1	15,000,000	97,441
Canadian National Railway Co.	1,630,000	93,416
East Japan Railway Co.1	1,350,000	89,991
Nidec Corp.1	1,070,000	89,617
Scania AB, Class B1	5,464,560	83,304
Scania AB, Class A1	396,515	6,027
Qantas Airways Ltd.1,2	44,991,477	82,593
Vestas Wind Systems A/S1,2	1,883,910	78,310
Deutsche Lufthansa AG1,2	5,000,000	68,894
Mitsubishi Corp.1	3,300,000	68,765
Experian PLC1	5,410,000	46,842
SMC Corp.1	242,000	32,309
Finmeccanica SpA1	3,023,000	31,370
KONE Oyj, Class B1	775,000	30,816
Japan Steel Works, Ltd.1	1,900,000	16,730
		5,428,608

UTILITIES — 2.15%
GDF SUEZ1	14,626,539	413,823
Hongkong Electric Holdings Ltd.1	43,010,000	255,990
Hong Kong and China Gas Co. Ltd.1	98,116,975	242,513
E.ON AG1	7,505,000	202,033
SUEZ Environnement Co.1	10,701,500	176,299
Fortum Oyj1	7,719,131	169,930
Electricité de France SA1	4,080,906	155,084
RWE AG1	2,100,000	136,879
Red Eléctrica de Corporación, SA1	1,545,000	55,228
Scottish and Southern Energy PLC1	2,125,000	35,228
Gas Natural SDG, SA1	1,985,000	28,630
Iberdrola Renovables, SA Unipersonal1	9,012,162	28,154
AGL Energy Ltd.1	1,300,000	16,010
		1,915,801

MISCELLANEOUS — 2.17%
Other common stocks in initial period of acquisition		1,928,640

Total common stocks (cost: $71,129,357,000)		79,940,535

	Principal amount
Bonds & notes — 0.08%	(000)

FINANCIALS — 0.06%
Westfield Group 7.125% 20183	$42,735	48,293

CONSUMER STAPLES — 0.02%
British American Tobacco International Finance PLC 9.50% 20183	15,885	20,848

Total bonds & notes (cost: $49,561,000)		69,141

Short-term securities — 9.70%

Freddie Mac 0.18%–0.44% due 7/7/2010–6/20/2011	3,164,654	3,161,710
Fannie Mae 0.15%–0.51% due 7/12/2010–6/1/2011	2,522,140	2,519,690
Federal Home Loan Bank 0.15%–0.28% due 7/14–12/15/2010	750,700	750,299
U.S. Treasury Bills 0.09%–0.40% due 7/15–10/21/2010	408,700	408,610
Straight-A Funding LLC 0.25%–0.40% due 7/9–8/19/20103	278,146	278,073
Québec (Province of) 0.27%–0.32% due 9/7–9/20/20103	241,400	241,164
International Bank for Reconstruction and Development 0.18%–0.30% due 7/7–9/1/2010	196,200	196,185
Federal Farm Credit Banks 0.23%–0.43% due 8/23/2010–6/8/2011	175,000	174,590
Nestlé Capital Corp. 0.25%–0.31% due 8/2–9/14/20103	135,500	135,463
Nestlé Finance International Ltd. 0.25% due 7/12/2010	30,300	30,298
General Electric Capital Corp. 0.42% due 9/27/2010	50,000	49,952
Edison Asset Securitization LLC 0.28% due 7/19/20103	45,300	45,292
General Electric Capital Services, Inc. 0.46% due 9/2/2010	28,500	28,487
Bank of Nova Scotia 0.25%–0.295% due 7/20–7/22/2010	90,600	90,589
Westpac Banking Corp. 0.38% due 9/27/20103	59,100	59,036
KfW 0.23% due 7/1/20103	54,700	54,700
Export Development Canada 0.20% due 7/14/2010	50,000	49,997
HSBC USA Inc. 0.31% due 7/20/2010	50,000	49,991
Old Line Funding, LLC 0.26% due 7/13/20103	25,000	24,997
Thunder Bay Funding, LLC 0.42% due 8/4/20103	25,000	24,988
BNZ International Funding Ltd. 0.47% due 8/16/20103	50,000	49,972
ANZ National (International) Ltd. 0.495% due 8/23/20103	50,000	49,968
Canada Bill 0.25% due 8/19/2010	46,900	46,884
BASF AG 0.31% due 8/6/20103	46,721	46,704
GDF SUEZ 0.36% due 7/26/20103	30,300	30,292
British Columbia (Province of) 0.34% due 10/28/2010	29,100	29,071

Total short-term securities (cost: $8,625,123,000)		8,627,002

Total investment securities (cost: $79,804,041,000)		88,636,678
Other assets less liabilities		264,060

Net assets		$88,900,738

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous," was $69,867,845,000, which represented 78.59% of the net assets of the fund. This amount includes $69,476,113,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Security did not produce income during the last 12 months.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,134,342,000, which represented 1.28% of the net assets of the fund.
4The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
CAD = Canadian dollars

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended June 30, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/10 (000)

UCB SA	10,749,931	1,168,671	—	11,918,602	$12,949	$373,400
Capita Group PLC	31,129,005	—	—	31,129,005	5,357	341,534
Hirose Electric Co., Ltd.	2,402,500	—	—	2,402,500	—	219,354
Air France	12,008,000	3,002,900	—	15,010,900	—	176,580
Techtronic Industries Co. Ltd.	86,710,000	—	—	86,710,000	500	67,731
HOYA CORP.*	23,734,700	—	2,175,000	21,559,700	—	—
					$18,806	$1,178,599
*Unaffiliated issuer at 6/30/2010.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total

Common stocks:
Financials	$2,095,269	$14,199,273	*	$—	$16,294,542
Health care	718,559	8,528,492	*	—	9,247,051
Consumer staples	302,258	8,824,638	*	—	9,126,896
Consumer discretionary	12,638	8,181,073	*	—	8,193,711
Information technology	403,912	7,505,331	*	—	7,909,243
Telecommunication services	3,036,306	4,368,004	*	—	7,404,310
Energy	1,970,911	4,283,181	*	—	6,254,092
Materials	812,567	5,425,074	*	—	6,237,641
Industrials	618,255	4,810,353	*	—	5,428,608
Utilities	—	1,915,801	*	—	1,915,801
Miscellaneous	102,015	1,826,625	*	—	1,928,640
Bonds & notes	—	69,141		—	69,141
Short-term securities	—	8,627,002		—	8,627,002
Total	$10,072,690	$78,563,988		$—	$88,636,678

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $69,476,113,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts†:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	$—	$1,152	$—	$1,152
Unrealized depreciation on open forward currency contracts	—	(10,578)	—	(10,578)
Total	$—	$(9,426)	$—	$(9,426)

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$15,242,867
Gross unrealized depreciation on investment securities	(7,061,458)
Net unrealized appreciation on investment securities	8,181,409
Cost of investment securities for federal income tax purposes	80,455,269

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-916-0810O-S25511

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 27, 2010

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: August 27, 2010